SCHEDULE OF MATURITIES OF FINANCIAL LIABILITIES (Details) - USD ($)	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
Financial liabilities	$ 58,239,528	$ 40,483,046
Other Payables And Accruals [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	6,491,477	6,250,102
Amount Due To Associate [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	900,000	900,000
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	5,584,680	903,573
Amount Due To Related Parties [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	7,828	203,460
Client Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	42,071,538	27,021,925
Convertible Loans [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	3,180,000
Warrant Liability [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	4,005	5,197,201
Amount Due To Directors [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		6,785
Not later than one year [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	50,628,610
Not later than one year [member] | Other Payables And Accruals [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	6,491,477
Not later than one year [member] | Amount Due To Associate [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	900,000
Not later than one year [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	1,153,762
Not later than one year [member] | Amount Due To Related Parties [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	7,828
Not later than one year [member] | Client Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	42,071,538
Not later than one year [member] | Convertible Loans [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Not later than one year [member] | Warrant Liability [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	4,005
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	7,351,642
Later than one year and not later than five years [member] | Other Payables And Accruals [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than one year and not later than five years [member] | Amount Due To Associate [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than one year and not later than five years [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	4,171,642
Later than one year and not later than five years [member] | Amount Due To Related Parties [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than one year and not later than five years [member] | Client Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than one year and not later than five years [member] | Convertible Loans [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities	3,180,000
Later than one year and not later than five years [member] | Warrant Liability [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than five years [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	259,276
Later than five years [member] | Other Payables And Accruals [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than five years [member] | Amount Due To Associate [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than five years [member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities	259,276
Later than five years [member] | Amount Due To Related Parties [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than five years [member] | Client Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than five years [member] | Convertible Loans [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Later than five years [member] | Warrant Liability [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Within One Year [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		40,343,576
Within One Year [Member] | Other Payables And Accruals [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		6,250,102
Within One Year [Member] | Amount Due To Associate [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		900,000
Within One Year [Member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities		764,103
Within One Year [Member] | Amount Due To Related Parties [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		203,460
Within One Year [Member] | Client Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		27,021,925
Within One Year [Member] | Warrant Liability [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		5,197,201
Within One Year [Member] | Amount Due To Directors [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		6,785
One Year To Five Year [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities		139,470
One Year To Five Year [Member] | Other Payables And Accruals [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
One Year To Five Year [Member] | Amount Due To Associate [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
One Year To Five Year [Member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities		139,470
One Year To Five Year [Member] | Amount Due To Related Parties [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
One Year To Five Year [Member] | Client Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
One Year To Five Year [Member] | Warrant Liability [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
One Year To Five Year [Member] | Amount Due To Directors [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Over Five Year [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Over Five Year [Member] | Other Payables And Accruals [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Over Five Year [Member] | Amount Due To Associate [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Over Five Year [Member] | Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Over Five Year [Member] | Amount Due To Related Parties [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Over Five Year [Member] | Client Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Over Five Year [Member] | Warrant Liability [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities
Over Five Year [Member] | Amount Due To Directors [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities